Other financial assets - Summary of other financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [abstract]
Non-current derivatives not related to net debt	$ 39	$ 80
Non-current derivatives related to net debt	2	130
Non-current equity shares and quoted funds	154	98
Other non-current investments, including loans	211	220
Other financial assets, non-current	406	528
Current derivates not related to net debt	28	53
Current derivatives related to net debt	0	9
Current equity shares and quoted funds	68	19
Other current investments, including loans	2,064	2,462
Other financial assets, current	2,160	2,543
Derivatives not related to net debt	67	133
Derivatives related to net debt	2	139
Equity shares and quoted funds	222	117
Other investments, including loans	2,275	2,682
Other financial assets	2,566	3,071
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 1,998	$ 2,401